CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	9 Months Ended		12 Months Ended		110 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
COSTS AND EXPENSES:
Research and development	$ 3,896,005	$ 2,445,429	$ 3,599,080	$ 2,984,207	$ 20,805,039
General and administrative	2,695,503	1,827,510	2,692,433	1,156,549	9,662,611
Merger costs	0	746,207	746,207	52,925	799,133
Total costs and expenses	6,591,508	5,019,146	7,037,720	4,193,681	31,266,783
LOSS FROM OPERATIONS	(6,591,508)	(5,019,146)	(7,037,720)	(4,193,681)	(31,266,783)
OTHER INCOME (EXPENSE):
Grant income	0	44,479	44,479	200,000	244,479
Loss on derivative warrants	(42,178)	(66,820)	(12,158)	0	(12,158)
Interest expense, net	(6,240)	(428,015)	(430,023)	(566,156)	(447,125)
Other income (expense)	0	0	0	(426)	1,161
Total other expense, net	(48,418)	(450,356)	(397,702)	(366,582)	(213,643)
NET LOSS	(6,639,926)	(5,469,502)	(7,435,422)	(4,560,263)	(31,480,426)
DEEMED DIVIDEND ON WARRANTS	(543,359)	0	0	0	0
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (7,183,285)	$ (5,469,502)	$ (7,435,422)	$ (4,560,263)	$ (31,480,426)
BASIC AND DILUTED NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE (in dollars per share)	$ (0.18)	$ (0.25)	$ (0.31)	$ (0.36)	$ (2.84)
SHARES USED IN COMPUTING BASIC AND DILUTED NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE (in shares)	39,611,899	21,847,984	23,959,008	12,820,102	11,090,838